UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act File Number 811-4062

GAM FUNDS, INC.

135 EAST 57TH STREET
NEW YORK, NY 10022
(Address of principal executive offices) (Zip code)

the corporation trust inc.
300 e. lombard street
baltimore, md 21202
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-407-4600

Date of fiscal year end: December 31, 2004

Date of reporting period: MARCH 31, 2005

Item 1. Schedules of Investments

GAM INTERNATIONAL EQUITY

STATEMENT OF INVESTMENTS AS AT 31ST MARCH, 2005 (UNAUDITED)

				MARKET
				VALUE
	HOLDINGS		DESCRIPTION	US$
EQUITIES -- 98.0%
			AUSTRALIA -- 1.9%
	188,500		AWB	670,095
	420,000		Promina Group	1,603,405
				2,273,500
			AUSTRIA -- 0.9%
	10,645		Bank Austria Creditanstalt	1,049,339
				1,049,339
			BELGIUM -- 1.1%
	38,200		AGFA Gevaert	1,337,282
				1,337,282
			CZECH REPUBLIC -- 0.5%
	3,899		Komercni Banka	555,581
				555,581
			FINLAND -- 0.8%
	59,370	*	Nokia Oyj	920,990
				920,990
			FRANCE -- 9.5%
	24,877		BNP Paribas	1,763,376
	57,300		France Telecom	1,716,814
	39,137		Sanofi-Aventis	3,302,110
	13,250	*	Societe des Autoroutes Paris-Rhin-Rhone	740,713
	16,018		Total S.A.	3,750,095
				11,273,108
			GERMANY -- 8.5%
	26,200		BASF	1,858,514
	54,500	*	Bayerische Hypo-Vereinsbank	1,333,906
	78,600		Deutsche Post	1,919,683
	12,200		Fresenius	1,405,172
	17,100		Metro	918,455
	32,300		Siemens	2,557,672
				9,993,402
			HONG KONG -- 3.4%
	914,000		Anhui Conch Cement	867,212
	633,000		Hong Kong Land Holdings	1,702,770
	67,000		Sun Hung Kai Properties	607,783
	85,000		Swire Pacific A	672,981
	1,280,000		Yantai North Andre Juice	118,165
				3,968,911
			HUNGARY -- 1.1%
	18,800		OTP Bank S	1,293,440
				1,293,440
			JAPAN -- 21.7%
	35,700		Canon	1,914,879
	36,100		Daito Trust Construction	1,515,392
	19,100		Fanuc	1,195,532
	14,200		FAST RETAILING	859,683
	237,000		Mitsubishi Corporation	3,070,830
	230,000		Mitsubishi Estate	2,673,321
	181		Mitsubishi Tokyo Financial Group	1,570,243
	34,900		Murata Manufacturing	1,871,968
	92,000		Nomura Holdings	1,287,313
	80,000		RICOH	1,373,134
	12,800		Rohm	1,235,821
	31,600		Shin-Etsu Chemical	1,196,791
	38,300		Sony	1,525,569
	233,000		Sumitomo Corporation	1,997,453
	183		Sumitomo Mitsui Financial Group	1,239,347
	11,000		Toei Animation	424,813
	60,000		Toppan Printing	657,090
				25,609,179
			KOREA, REPUBLIC OF -- 0.7%
	45,400		Webzen	885,199
				885,199
			NETHERLANDS -- 6.5%
	54,300		Fortis Group	1,550,160
	41,800		ING Groep	1,263,249
	81,789		Royal Dutch Petroleum	4,892,614
				7,706,023
			NORWAY -- 2.3%
	40,400		Orkla	1,476,892
	70,780		Statoil	1,204,519
				2,681,411
			POLAND -- 1.2%
	162,000	*	Powszechna Kasa Oszczednosci	1,426,725
				1,426,725
			SINGAPORE -- 3.6%
	1,070,000		Hyflux	1,879,695
	569,000		Neptune Orient Lines	1,268,427
	865,000		Singapore Exchange	1,100,376
				4,248,498
			SPAIN -- 1.1%
	73,879		Telefonica	1,287,885
				1,287,885
			SWITZERLAND -- 3.9%
	4,800		Nestle (Registered)	1,313,927
	50,400		Novartis (Registered)	2,352,422
	8,500		Roche Holding Genussscheine	911,501
				4,577,850
			TAIWAN -- 2.0%
	881,922		Taishin Financial Holdings	789,380
	570,433		Taiwan Semiconductor Manufacturing	932,435
	76,000		Taiwan Semiconductor Manufacturing ADR	644,480
				2,366,295
			THAILAND -- 1.7%
	3,529,000		Land & House	784,824
	944,100		Siam Commercial Bank	1,218,739
				2,003,563
			UNITED KINGDOM -- 22.4%
	118,136		Aviva	1,416,759
	118,400		Barclays	1,209,731
	309,750		BP	3,208,691
	640,900		BT Group	2,487,380
	399,200		Friends Provident	1,336,339
	76,238		GlaxoSmithKline	1,746,515
	182,200		HSBC Holdings	2,880,141
	551,900		Legal & General	1,180,426
	295,000		Lloyds TSB Group	2,663,115
	155,279		National Grid Transco	1,437,707
	146,700		Prudential	1,401,912
	622,000		Royal & Sun Alliance Insurance	922,147
	174,272		Scottish Power	1,346,142
	1,183,900		Vodafone Group	3,141,459
				26,378,464
			UNITED STATES -- 3.2%
	56,100		Banco Latinoamericano de Exportaciones	1,146,684
	37,600		Mobile Telesystems ADR	1,323,144
	31,500		Sony ADR	1,260,630
				3,730,458
Total Equities (Cost $100,596,242)				115,567,103
TIME DEPOSITS -- 1.0%
			GRAND CAYMAN -- 1.0%
	1,203,757		Wells Fargo
			2.3% , 2005-04-01	1,203,757
Total Time Deposits (Cost $1,203,757)				1,203,757
Total Investments (Cost $101,799,999) -- 99.0%				116,770,860
Other Assets Less Liabilities -- 1.0%				1,146,419
Total Net Assets -- 100.0%				117,917,279

		*	Non-income producing security.

		Glossary:
		ADR - American Depositary Receipt

GAM ASIA-PACIFIC EQUITY

STATEMENT OF INVESTMENTS AS AT 31ST MARCH, 2005 (UNAUDITED)

				MARKET
				VALUE
	HOLDINGS		DESCRIPTION	US$
EQUITIES -- 97.4%
			AUSTRALIA -- 12.8%
	147,754		AWB	525,248
	22,000		BHP Billiton	303,819
	11,740		National Australia Bank	257,210
	153,872		Promina Group	587,427
	23,470		QBE Insurance Group	270,069
	21,335		Rio Tinto	744,254
	13,000		St. George Bank	246,137
	16,136		Toll Holdings	174,329
	7,000		Woodside Petroleum	131,453
				3,239,946
			CHINA -- 3.8%
	904,000		China Petroleum & Chemical	368,010
	1,106,500		CNOOC	595,865
				963,875
			HONG KONG -- 10.3%
	23,000		Cheung Kong Holdings	203,481
	22,000		Esprit Holdings	150,207
	24,500		Hang Seng Bank	323,557
	161,321		Hong Kong & China Gas	317,502
	248,000		Hong Kong Land Holdings	667,120
	8,046		HSBC Holdings	127,923
	140,970		Kerry Properties	309,983
	22,000		Sun Hung Kai Properties	199,571
	39,500		Swire Pacific A	312,738
				2,612,082
			JAPAN -- 63.1%
	21,800		Aeon	368,282
	3,450		Aiful	276,129
	1,725	*	Aiful W/I	135,168
	38,000		Asahi Glass	400,560
	9,600		Canon	514,925
	7,900		Daito Trust Construction	331,623
	53,000		Daiwa House Industry	609,105
	97,000		Fujitsu	582,724
	40,200		Hitachi Construction Machinery	554,625
	74		Inpex	396,231
	53		Japan Tobacco	588,340
	35,000		JGC	381,996
	322,000		Kobe Steel	567,705
	66,200		Mitsubishi Corporation	857,759
	40,000		Mitsubishi Estate	464,925
	86		Mitsubishi Tokyo Financial Group	746,082
	33,000		Mitsui & Company	304,450
	67,000		Mitsui Sumitomo Insurance	614,375
	256,000	*	Nippon Steel	647,164
	380		NTT DoCoMo	638,060
	104,000		Sanyo Electric	324,030
	83,000		Sekisui Chemical	603,144
	28,000		Sharp	423,657
	18,700		Sony	744,860
	99,000		Sumitomo Chemical	489,459
	61,000		Sumitomo Corporation	522,938
	126		Sumitomo Mitsui Financial Group	853,321
	81,000		Sumitomo Trust & Banking	528,162
	95,000		Taisei	356,250
	24,900		Toyota Motor	926,782
	10,800		Yamaha Motor	184,869
				15,937,700
			SINGAPORE -- 7.4%
	259,000		Capitaland	368,700
	77,500		Jardine Strategic Holdings	775,000
	61,000		Keppel	402,774
	248,000		Singapore Exchange	315,483
				1,861,957
Total Equities (Cost $22,372,063)				24,615,560
MUTUAL FUND -- 0.9%
			TAIWAN -- 0.9%
	19,000	*	Taiwan Fund	242,820
Total Mutual Fund (Cost $400,701)				242,820
TIME DEPOSITS -- 0.7%
			NASSAU -- 0.7%
	168,043		Citibank (Nassau)
			2.3% , 2005-04-01	168,043
Total Time Deposits (Cost $168,043)				168,043
Total Investments (Cost $22,940,807) -- 99.0%				25,026,423
Other Assets Less Liabilities -- 1.0%				254,778
Total Net Assets -- 100.0%				25,281,201

		*	Non-income producing security.

GAM EUROPEAN EQUITY

STATEMENT OF INVESTMENTS AS AT 31ST MARCH, 2005 (UNAUDITED)

				MARKET
				VALUE
	HOLDINGS		DESCRIPTION	US$
EQUITIES -- 98.2%
			BELGIUM -- 2.2%
	11,430		AGFA Gevaert	400,134
	4,270	*	Belgacom	176,675
	500		Fortis Group	14,255
	1,240		Umicore	125,933
	1,780	*	Umicore-Strip VVPR	300
				717,297
			CZECH REPUBLIC -- 0.4%
	155		Philip Morris Credit	127,164
				127,164
			DENMARK -- 0.5%
	4,000		TDC A/S	168,682
				168,682
			FRANCE -- 15.1%
	96,000	*	Alstom	82,181
	7,055		AXA	188,047
	7,620		Bouygues	302,238
	5,780	*	Cap Gemini	201,668
	3,335		Carrefour	177,093
	2,590	*	Compagnie Generale de Geophysique	226,757
	8,580		Credit Agricole	233,369
	10,335		France Telecom	309,656
	57,150		Havas	333,569
	4,120		Lagardere Groupe	312,081
	3,550		Metropole Television (M6)	99,458
	8,940	*	PagesJaunes	219,621
	835		Pinault-Printemps-Redoute	89,351
	2,960		Sanofi-Aventis	249,744
	4,800	*	Societe des Autoroutes Paris-Rhin-Rhone	268,334
	9,865		Suez	265,632
	3,530		Total S.A.	826,435
	11,100		Veolia Environnement	393,909
	5,815	*	Vivendi Universal	178,226
				4,957,369
			GERMANY -- 23.1%
	10,005		Aareal Bank	352,974
	6,280		Allianz (Registered)	797,849
	18,595		Bayer	614,302
	27,565	*	Bayerische Hypo-Vereinsbank	674,663
	4,850		Bayerische Motoren Werke	220,489
	4,265		Bilfinger Berger	212,260
	28,080	*	Commerzbank	609,690
	4,720		Deutsche Bank	407,424
	18,520		Deutsche Post	452,322
	8,015	*	Deutsche Postbank	369,053
	14,500	*	Deutsche Telekom (Registered)	289,631
	3,730		E.ON	320,227
	4,775		Fresenius	549,975
	2,105		Hannover Rueckversicherung	83,301
	7,325		Hochtief	233,247
	12,470		Karstadt	125,188
	2,755		Metro	147,973
	5,270		MobilCom	121,945
	1,180		Muenchener Rueckversicherung (Registered)	142,246
	3,620		Schering	240,213
	2,920		Siemens	231,220
	12,150	*	Software (Registered)	398,076
				7,594,268
			IRELAND -- 0.8%
	102,310	*	Eircom	269,383
				269,383
			ITALY -- 4.5%
	5,165		Assicurazioni Generali	166,812
	12,500		Enel	119,653
	29,200		ENI	758,613
	19,230		RAS	452,702
				1,497,780
			NETHERLANDS -- 14.4%
	19,150		Aegon	258,569
	4,110		Akzo Nobel	187,753
	11,515		Fortis Group	328,731
	78,025	*	Getronics	181,152
	7,575		ING Groep	228,926
	13,300		Koninklijke Wessanen	194,761
	45,000		KPN	402,734
	5,620	*	Philips	154,900
	32,420		Royal Dutch Petroleum	1,939,363
	13,000		Telegraaf Holdings	335,547
	2,870		Unilever	195,433
	5,000		Van Lanschot	322,641
				4,730,510
			NORWAY -- 1.5%
	2,080		Norsk Hydro	171,413
	19,255		Statoil	327,678
				499,091
			SPAIN -- 2.4%
	10,370		Banco Bilbao Vizcaya Argentaria	168,937
	9,850		Repsol YPF	260,885
	20,530		Telefonica	357,886
				787,708
			SWEDEN -- 3.2%
	16,000	*	Eniro	189,120
	5,780	*	Modern Times	175,095
	88,900		Skandia Forsakrings	451,780
	18,710	*	Skanska AB	226,449
				1,042,444
			SWITZERLAND -- 5.8%
	7,590		Clariant	131,103
	4,194	*	Credit Suisse Group (Registered)	180,144
	730		Nestle (Registered)	199,826
	6,920		Novartis (Registered)	322,991
	2,490		Roche Holding Genussscheine	267,016
	2,300	*	Swiss Life Holding	345,914
	4,145		Swiss Reinsurance (Registered)	296,963
	1,020	*	Zurich Financial Services	179,087
				1,923,044
			UNITED KINGDOM -- 24.3%
	54,500		Aviva	653,597
	16,300		BG Group	126,600
	16,015		BHP Billiton	215,049
	107,695		BP	1,115,609
	6,075		British Sky Broadcasting	66,602
	336,365		BT Group	1,305,457
	35,000		Compass Group	159,634
	23,500		Daily Mail & General Trust A	319,551
	247,210		Friends Provident	827,546
	27,325		GlaxoSmithKline	625,981
	13,400	*	IP2IPO Group	177,277
	266,000		Legal & General	568,931
	36,970		Lloyds TSB Group	333,747
	59,120		Prudential	564,969
	157,700		Royal & Sun Alliance Insurance	233,798
	24,270		Tate & Lyle	243,620
	170,000		Vodafone Group	451,092
				7,989,060
Total Equities (Cost $27,200,768)				32,303,800
PREFERRED SHARES -- 1.2%
			GERMANY -- 1.2%
	555		Porsche Pfd	403,123
Total Preferred Shares (Cost $352,796)				403,123
Total Investments (Cost $27,553,564) -- 99.4%				32,706,923
Other Assets Less Liabilities -- 0.6%				188,767
Total Net Assets -- 100.0%				32,895,690

			* Non-income producing security.

GAM AMERICAN FOCUS EQUITY

STATEMENT OF INVESTMENTS AS AT 31ST MARCH, 2005 (UNAUDITED)

				MARKET
				VALUE
	HOLDINGS		DESCRIPTION	US$
EQUITIES -- 100.1%
			BANKS -- 5.2%
	33,000		Bank of America	1,455,300
	22,800		Wells Fargo	1,363,440
				2,818,740
			CAPITAL GOODS -- 12.1%
	36,000		American Power Conversion	939,960
	25,500		Dover	963,645
	14,100		Illinois Tool Works	1,262,373
	14,800		Lockheed Martin	903,688
	23,800		Northrop Grumman	1,284,724
	30,000		Raytheon	1,161,000
				6,515,390
			COMMERCIAL SERVICES & SUPPLIES -- 3.9%
	97,700	*	Allied Waste Industries	714,187
	30,100		Cendant	618,254
	19,100		Deluxe	761,326
				2,093,767
			DIVERSIFIED FINANCIALS -- 2.7%
	33,600		State Street	1,468,992
				1,468,992
			FOOD & STAPLES RETAILING -- 3.4%
	37,000		Wal-Mart Stores	1,854,070
				1,854,070
			FOOD, BEVERAGE & TOBACCO -- 14.4%
	11,600		Altria Group	758,524
	24,300		Anheuser-Busch Companies	1,151,577
	28,600		Campbell Soup	829,972
	38,600		Coca-Cola	1,608,462
	22,500		General Mills	1,105,875
	24,700		PepsiCo	1,309,841
	15,100		Wm Wrigley Jr.	990,107
				7,754,358
			HEALTH CARE EQUIPMENT & SERVICES -- 2.4%
	25,200		Medtronic	1,283,940
				1,283,940
			HOUSEHOLD & PERSONAL PRODUCTS -- 2.0%
	20,600		Colgate-Palmolive	1,074,702
				1,074,702
			MATERIALS -- 6.7%
	22,700		Du Pont de Nemours	1,163,148
	37,900		MeadWestvaco	1,205,978
	18,300		Weyerhaeuser	1,253,550
				3,622,676
			MEDIA -- 10.0%
	27,300	*	AT&T Comcast	922,194
	41,600		Clear Channel Communications	1,433,952
	27,300		Dow Jones & Company	1,020,201
	29,900		Tribune	1,192,113
	23,700		Viacom B	825,471
				5,393,931
			PHARMACEUTICALS & BIOTECHNOLOGY -- 17.2%
	56,600		Bristol-Myers Squibb	1,441,036
	24,500		Eli Lilly	1,276,450
	26,400		Johnson & Johnson	1,773,024
	44,400		Merck	1,437,228
	85,300		Pfizer	2,240,831
	26,800		Wyeth	1,130,424
				9,298,993
			SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 8.3%
	51,000	*	Applied Materials	828,750
	116,700	*	Micron Technology	1,206,678
	42,800	*	Novellus Systems	1,144,044
	142,000	*	RF Micro Devices	741,240
	37,700	*	Teradyne	550,420
				4,471,132
			SOFTWARE & SERVICES -- 3.9%
	4,100	*	Google A	740,091
	34,200		SAP ADR	1,370,736
				2,110,827
			TELECOMMUNICATION SERVICES -- 3.2%
	47,700		Verizon Communications	1,693,350
				1,693,350
			TRANSPORTATION -- 1.3%
	59,400	*	Continental Airlines	715,176
				715,176
			UTILITIES -- 3.4%
	41,700		Duke Energy	1,168,017
	19,600		Edison International	680,512
				1,848,529
Total Equities (Cost $54,346,830)				54,018,573
TIME DEPOSITS -- 0.1%
			GRAND CAYMAN -- 0.1%
	59,656		Brown Brothers Harriman (Grand Cayman)
			2.3% , 2005-04-01	59,656
Total Time Deposits (Cost $59,656)				59,656
Total Investments (Cost $54,406,486) -- 100.2%				54,078,229
Liabilities in Excess of Other Assets -- (0.2%)				(93,753)
Total Net Assets -- 100.0%				53,984,476

		*	Non-income producing security.

		Glossary:
		ADR - American Depositary Receipt.
GAMERICA

STATEMENT OF INVESTMENTS AS AT 31ST MARCH, 2005 (UNAUDITED)

				MARKET
				VALUE
	HOLDINGS		DESCRIPTION	US$
EQUITIES -- 100.0%
			AUTOMOBILES & COMPONENTS -- 5.7%
	137,800	*	Keystone Automotive Industries	3,191,448
	5,312	*	LKQ	106,612
				3,298,060
			CAPITAL GOODS -- 7.5%
	40,000	*	Gerber Scientific	291,200
	374,060	*	Power-One	1,817,932
	26,400	*	Titan	479,424
	40,000	*	Trex	1,776,400
				4,364,956
			COMMERCIAL SERVICES & SUPPLIES -- 2.1%
	43,000	*	Education Management	1,201,850
				1,201,850
			CONSUMER DURABLES & APPAREL -- 1.0%
	288,560	*	Foamex International	574,234
				574,234
			DIVERSIFIED FINANCIALS -- 5.2%
	30,000		Bear Stearns Companies	2,997,000
				2,997,000
			ENERGY -- 10.7%
	600,000	*	Abraxas Petroleum	1,704,000
	66,000		Burlington Resources	3,304,620
	62,537		Williams Companies	1,176,321
				6,184,941
			FOOD, BEVERAGE & TOBACCO -- 2.3%
	50,000		Delta & Pine Land	1,350,000
				1,350,000
			HEALTH CARE EQUIPMENT & SERVICES -- 2.1%
	7,208		Alcon	643,602
	797,759	*	Inflazyme Pharmaceuticals	89,036
	7,800	*	Sierra Health Services	497,952
				1,230,590
			INSURANCE -- 18.4%
	38,000		Chubb	3,012,260
	41,500		Infinity Property & Casualty	1,297,290
	122,500		Scottish Re Group	2,758,700
	50,000		XL Capital A	3,618,500
				10,686,750
			MEDIA -- 0.2%
	40,000	*	Edgar Online	127,600
				127,600
			PHARMACEUTICALS & BIOTECHNOLOGY -- 11.4%
	68,000		Merck	2,201,160
	267,825	*	Neopharm	2,081,000
	46,200		Pfizer	1,213,674
	27,200		Wyeth	1,147,296
				6,643,130
			REAL ESTATE -- 2.3%
	57,000		Maguire Properties	1,361,160
				1,361,160
			RETAILING -- 22.5%
	36,000		Best Buy	1,944,360
	107,632	*	Conn's	2,023,482
	123,000		Dollar General	2,694,930
	185,077		Fred's A	3,177,772
	115,000		United Auto Group	3,200,450
				13,040,994
			SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.7%
	20,000	*	Advanced Power Technology	142,000
	25,000	*	AMIS Holdings	282,250
				424,250
			SOFTWARE & SERVICES -- 2.1%
	383,000	* + #	Clarent	0
	50,000	*	Retalix	1,187,500
	10,000	*	Serviceware Technologies	39,500
				1,227,000
			TELECOMMUNICATION SERVICES -- 0.0%
	408	* + #	Globalstar Base Creditor	2,960
	396	* + #	Globalstar Series A	2,095
	49	* + #	Globalstar Total Release	355
				5,410
			TRANSPORTATION -- 5.8%
	50,000	*	Universal Truckload Services	1,055,000
	100,000	*	USA Truck	2,295,000
				3,350,000
Total Equities (Cost $44,747,423)				58,067,925
TIME DEPOSITS -- 0.5%
			GRAND CAYMAN -- 0.5%
	316,936		Wells Fargo
			2.3% , 2005-04-01	316,936
Total Time Deposits (Cost $316,936)				316,936
Total Investments (Cost $45,064,359) -- 100.5%				58,384,861
Liabilities in Excess of Other Assets -- (0.5%)				(298,139)
Total Net Assets -- 100.0%				58,086,722

		*	Non-income producing security.
		+	Illiquid security
		#	Fair valued security

GAM GABELLI LONG/SHORT

STATEMENT OF INVESTMENTS AS AT 31ST MARCH, 2005 (UNAUDITED)

				MARKET
				VALUE
	HOLDINGS		DESCRIPTIONS	US$
BONDS -- 0.1%
			MEDIA -- 0.1%
	30,000		Adelphia 10.25% , 2011-06-15	27,675
Total Bonds (Cost $32,661)				27,675
EQUITIES -- 118.1%
			AUTOMOBILES & COMPONENTS -- 2.4%
	4,000	#	BorgWarner	194,720
	45,000	#	Dana	575,550
	14,000	*	Fleetwood Enterprises	121,800
	2,400	*	Insurance Auto Auctions	66,840
	5,000		Standard Motor Products	58,500
				1,017,410
			BANKS -- 1.9%
	20,000		New York Community Bancorp	363,200
	6,000	#	PNC Financial Services	308,880
	7,000		Riggs National	133,630
				805,710
			CAPITAL GOODS -- 14.6%
	27,300	*	Cavalier Homes	146,601
	30,000	*	Champion Enterprises	282,000
	12,000		CNH Global	225,480
	5,000		Coachmen Industries	68,000
	12,000	#	Cooper Industries	858,240
	33,100	#	Curtiss-Wright B	1,866,840
	2,000		Deere & Company	134,260
	7,000	*	Fairchild Corporation	21,700
	5,000	*	Flowserve	129,350
	16,000	#	Honeywell International	595,360
	5,000		ITT Industries	451,200
	3,000		Nobility Homes	62,700
	1,000		Penn Engineering & Manufacturing	18,100
	3,000		Precision Castparts	231,030
	3,000		Roper Industries	196,500
	15,000	*	Thomas & Betts	484,500
	10,000		Thomas Industries	396,400
	1,000	*	United Defense Industries	73,420
	2,000		Watts Water Technologies A	65,220
				6,306,901
			COMMERCIAL SERVICES & SUPPLIES -- 5.5%
	10,000	#	Sensient Technologies	215,600
	75,000	#	Waste Management	2,163,750
				2,379,350
			CONSUMER DURABLES & APPAREL -- 0.8%
	8,000		Fedders	22,240
	6,000	*	Palm Harbor Homes	97,560
	6,000		Skyline	230,940
				350,740
			DIVERSIFIED FINANCIALS -- 2.7%
	18,000	#	American Express	924,660
	5,000		Mellon Financial	142,700
	5,000		SWS Group	80,150
				1,147,510
			ENERGY -- 2.1%
	3,000		ExxonMobil	178,800
	2,900		Kaneb Services	123,685
	9,500	*	Magnum Hunter Resources	153,045
	10,200		Patina Oil & Gas	408,000
	1,000		Royal Dutch Petroleum	60,040
				923,570
			FOOD & STAPLES RETAILING -- 2.1%
	8,000		Albertson's	165,200
	9,200		Dreyer's Grand Ice Cream	743,084
				908,284
			FOOD, BEVERAGE & TOBACCO -- 9.5%
	6,000		Allied Domecq ADR	244,020
	70,000	#	Archer-Daniels-Midland	1,720,600
	4,000		Campbell Soup	116,080
	10,000		Coca-Cola	416,700
	5,000		Diageo ADR	284,500
	3,000		Flowers Foods	84,630
	2,500		Fomento Economico Mexicano	133,875
	5,000		General Mills	245,750
	4,700	*	Genesee	9,400
	10,000	*	Hain Celestial Group	186,400
	10,000		HJ Heinz	368,400
	25,000		Swedish Match	306,117
				4,116,472
			HEALTH CARE EQUIPMENT & SERVICES -- 6.2%
	2,000	*	Accredo Health	88,820
	35,000		Baxter International	1,189,300
	16,000		BioLase Technology	136,000
	2,600	*	Closure Medical	69,420
	6,300	*	CTI Molecular Imaging	127,701
	5,000	*	Edwards Lifesciences	216,100
	3,000		Guidant	221,700
	3,000	*	Henry Schein	107,520
	2,500	*	Inamed	174,700
	2,000	*	Province Healthcare	48,180
	5,000	*	Water Pik Technologies	98,500
	2,000	*	Wilson Greatbatch Technologies	36,480
	2,000	*	Zimmer Holdings	148,682
				2,663,103
			HOTELS, RESTAURANTS & LEISURE -- 7.7%
	1,000	*	Argosy Gaming Company	45,920
	7,000	*	Aztar	199,920
	3,000	*	Caesars Entertainment	59,370
	8,000	*	Kerzner International	489,840
	3,500		Mandalay Resort Group	246,715
	190,000	# *	Metro Goldwyn Mayer	2,270,500
				3,312,265
			HOUSEHOLD & PERSONAL PRODUCTS -- 0.7%
	5,000	#	Procter & Gamble	265,000
	1,000		The Gillette Company	50,480
				315,480
			INSURANCE -- 2.3%
	7,000	#	American International Group	387,870
	15,000		Liberty	608,250
				996,120
			MATERIALS -- 1.3%
	7,000	*	AK Steel Holding	77,420
	1,500	*	International Steel	59,250
	6,000	*	Material Sciences	80,700
	1,000		Newmont Mining	42,250
	2,000	*	Sealed Air Corporation	103,880
	30,000		WMC Resources	184,777
				548,277
			MEDIA -- 28.9%
	10,000	*	AT&T Comcast	337,800
	45,000	# *	Cablevision Systems	1,262,250
	16,000	*	Crown Media	144,160
	6,800	*	Digital Impact	23,460
	18,000	*	DIRECTV	259,560
	8,000		Echo Star Communications A	234,000
	12,500	*	Fisher Communications	646,375
	140,000	*	Gemstar-TV Guide International	609,000
	35,000	#	Gray Television	506,450
	110,014	# *	Liberty Media A	1,808,712
	8,000	*	Lin TV A	135,440
	93,000		News Corporation A	1,573,560
	10,000	*	PRIMEDIA	43,500
	3,400		Pulitzer	216,682
	35,000		Sinclair Broadcast Group	281,050
	67,500	# *	Time Warner	1,184,625
	22,000		Tribune	877,140
	13,000		Viacom	455,520
	36,000	# *	Vivendi Universal ADR	1,101,600
	20,000		Walt Disney	574,600
	24,000	# *	Young Broadcasting A	207,360
				12,482,844
			PHARMACEUTICALS & BIOTECHNOLOGY -- 4.5%
	20,000		Abbott Laboratories	932,400
	3,000	#	Eli Lilly	156,300
	2,500	*	EON Labs	75,600
	30,000	#	Pfizer	788,100
				1,952,400
			REAL ESTATE -- 0.3%
	1,000	*	Prime Group Realty Trust	7,160
	20,000	*	Southern Energy Homes	110,000
				117,160
			RETAILING -- 3.6%
	10,000	*	CSK Auto	176,500
	16,000	#	Genuine Parts	695,840
	1,000	*	Hollywood Entertainment	13,170
	14,000	*	IAC/InterActiveCorp	311,780
	6,000	*	Maxtor	31,920
	500		May Department Stores	18,510
	2,000		Neiman-Marcus Group B	180,500
	924	*	Sears Holding	123,049
	1,000	*	Toys R Us	25,760
				1,577,029
			SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.3%
	8,000	*	Monolithic System Technology	46,800
	32,000		Texas Instruments	815,680
	10,000	*	Ultratech	146,000
				1,008,480
			SOFTWARE & SERVICES -- 6.1%
	6,100	*	Ascential Software Corporation	113,033
	35,000	*	CACI International Class A	1,933,050
	1,000	*	Cedara Software	10,090
	17,000	*	Creo	273,020
	3,000	*	MAPICS	38,190
	12,000	*	Retek	134,640
	1,100	*	SunGard Data Systems	37,950
	4,000	*	Tecnomatix Technologies	67,920
	5,100	*	Vastera	14,943
				2,622,836
			TECHNOLOGY HARDWARE & EQUIPMENT -- 1.2%
	150,000	*	A D C Telecommunication	298,500
	15,000	#	Motorola	224,550
				523,050
			TELECOMMUNICATION SERVICES -- 6.6%
	20,000	*	Cincinnati Bell	85,000
	15,000		Citizens Communications	194,100
	2,500		MCI	62,300
	5,000	*	NextWave Telecom	39,750
	3,075	*	Price Communications	53,813
	60,000	# *	Qwest Communications International	222,000
	15,000		SBC Communications	355,350
	35,000	#	Sprint	796,250
	4,000	#	Telephone & Data Systems	326,400
	2,100	*	Telesystem International	32,025
	5,000	*	UNOVA	103,250
	12,000	*	US Cellular	547,560
	1,000	*	Western Wireless A	37,960
				2,855,758
			TRANSPORTATION -- 0.1%
	1,000		USF	48,260
				48,260
			UTILITIES -- 4.7%
	15,000	*	Allegheny Energy	309,900
	14,000		DPL	350,000
	60,000		El Paso	634,800
	10,000	# *	El Paso Electric	190,000
	15,000		Veolia Environnement ADR	532,950
				2,017,650
Total Equities (Cost $44,357,200)				50,996,659
PREFERRED SHARES -- 0.1%
			DIVERSIFIED FINANCIALS -- 0.1%
	1,500		Fleetwood Capital 6% Pfd 2028-02-15	64,500
Total Preferred Shares (Cost $57,000)				64,500
TIME DEPOSITS -- 3.6%
			NASSAU -- 3.6%
	1,543,026		Citibank (Nassau)
			2.3% , 2005-04-01	1,543,026
Total Time Deposits (Cost $1,543,026)				1,543,026
Total Investments (Cost $45,989,887) -- 121.9%				52,631,860

SECURITIES SOLD SHORT -- (42.3%)
			AUTOMOBILES & COMPONENTS -- (6.9%)
	(100,000)		Ford Motor	(1,133,000)
	(20,000)		Harley Davidson	(1,155,200)
	(10,000)		Polaris Industries	(702,300)
				(2,990,500)
			CAPITAL GOODS -- (4.4%)
	(33,100)		Curtiss-Wright	(1,886,700)
				(1,886,700)
			CONSUMER DURABLES & APPAREL -- (8.5%)
	(25,000)		Black & Decker	(1,974,750)
	(4,000)		Ethan Allen Interiors	(128,000)
	(16,000)		La-Z-Boy	(222,880)
	(45,000)	*	Zale	(1,337,400)
				(3,663,030)
			DIVERSIFIED FINANCIALS -- (7.1%)
	(5,000)	*	iShares S&P SmallCap 600 Index	(794,250)
	(6,000)	*	Midcap SPDR Trust S&P 400	(722,400)
	(10,000)	*	Nasdaq 100 Index Tracking Stock	(365,500)
	(10,000)		S & P 500 Depositary Receipts (SPDR)	(1,179,600)
				(3,061,750)
			ENERGY -- (0.8%)
	(3,735)	*	Cimarex Energy	(145,665)
	(1,900)		Noble Energy	(129,238)
	(1,160)		Shell Trans & Trading New ADR	(63,057)
				(337,960)
			HEALTH CARE EQUIPMENT & SERVICES -- (0.2%)
	(583)	*	LifePoint Hospitals	(25,559)
	(900)	*	Medco Health Solutions	(44,613)
	(587)	*	Merge Technologies	(10,302)
				(80,474)
			HOTELS, RESTAURANTS & LEISURE -- (4.6%)
	(5,000)		Carnival	(259,050)
	(25,000)	*	Cheesecake Factory	(886,250)
	(651)		Harrahs Entertainment	(42,041)
	(25,000)		McDonald's	(778,500)
				(1,965,841)
			RETAILING -- (8.1%)
	(156)		Federated Department Stores	(9,928)
	(20,000)		Home Depot	(764,800)
	(20,000)	*	Kohls	(1,032,600)
	(2,000)		Neiman-Marcus Group A	(183,020)
	(924)	*	Sears Roebuck	(123,049)
	(40,000)		Tiffany & Company	(1,380,800)
				(3,494,197)
			TELECOMMUNICATION SERVICES -- (0.1%)
	(500)		ALLTEL	(27,425)
	(400)		Verizon Communications	(14,200)
				(41,625)
			TRANSPORTATION -- (0.1%)
	(450)	*	Yellow Roadway	(26,343)
				(26,343)
			UTILITIES -- (1.6%)
	(8,000)		The Toro Company	(708,000)
				(708,000)
Total Securities Sold Short (Cost -$17,450,651) - (42.3%)				(18,256,420)
Other Assets Less Liabilities -- 20.4%				8,823,043
Total Net Assets -- 100.0%				43,198,483

		#	Part or all of the security segregated as collateral for securities sold short.
		*	Non-income producing security.

		Glossary:
		ADR - American Depositary Receipt.

Item 2. Controls and Procedures

1.
The registrant’s principal executive and principal financial officers have determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

2.
There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GAM FUNDS, INC.

By: /s/ Dr. Burkhard Poschadel
Dr. Burkhard Poschadel
Director and President

Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dr. Burkhard Poschadel
Dr. Burkhard Poschadel
Director and President

Date: May 27, 2005